Deferred Tax	12 Months Ended
Feb. 28, 2026
Deferred Tax [Abstract]
DEFERRED TAX

9. DEFERRED TAX

		As of February 28
Figures in Rand thousands	Notes	2026	2025

Deferred tax liabilities		(118,842)	(95,892)
Deferred revenue		80,328	71,397
Property, plant and equipment and capitalized commission assets		(246,371)	(207,029)
Lease obligations		4,471	(3,385)
ECL provision on trade receivables		31,202	22,209
Other		11,528	20,916

Deferred tax assets		133,320	121,749
Deferred revenue		8,994	7,492
Property, plant and equipment and capitalized commission assets		77,239	61,767
Tax losses		21,467	27,287
Lease obligations		3,666	4,157
ECL provision on trade receivables		10,719	8,741
Other		11,235	12,305

Total net deferred tax assets/(liabilities)		14,478	25,857

Reconciliation of deferred tax assets/(liabilities)
Beginning balance		25,857	12,063
Increase in deferred revenue temporary differences		10,816	9,315
Increase in ECL provision on trade receivables temporary differences		11,794	5,877
Decrease in property, plant and equipment and capitalized commission assets temporary differences		(26,932)	(30,015)
(Decrease)/Increase in tax losses temporary differences		(6,945)	12,939
Increase in lease obligation temporary differences		7,624	302
(Decrease)/Increase in other temporary differences		(9,057)	14,362
Translation adjustments		1,321	1,014
Ending balance		14,478	25,857

Reconciliation of deferred tax balances
Beginning balance		25,857	12,063
(Debit)/Credit to statements of profit and loss	23	(12,968)	12,904
Others		96	(210)
Translation adjustments		1,493	1,100
Ending balance		14,478	25,857

Unrecognized deferred tax assets

The Group has not recognized deferred tax assets relating to available tax losses in start-up subsidiaries where the probability of future taxable income is uncertain. These potential deferred tax assets will be recognized and utilized in future periods as and when they meet the recognition criteria. The tax losses available from these subsidiaries are ZAR 127.7 million at February 28, 2026 (2025: ZAR 138.1 million). None of the tax losses expire in terms of local tax legislation.

Unrecognized deferred tax liabilities

No deferred tax liability is recognized on temporary differences of ZAR 2,015.9 million at February 28, 2026 (2025: ZAR 1,676.8 million) relating to the unremitted earnings of overseas subsidiaries as the Group is able to control the timings of the reversal of these temporary differences and it is probable that they will not reverse in the foreseeable future.